Acquisitions and disposals (Details) € in Millions, £ in Millions		1 Months Ended	12 Months Ended
	May 31, 2025 EUR (€)	May 31, 2025 EUR (€)	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 EUR (€)	Dec. 17, 2025 EUR (€)	May 31, 2025 GBP (£)
Disclosure of Acquisition for Subsidiary [Line Items]
Revenue of acquiree	€ 2,302
Profit (loss) of acquiree	551
Revenue of combined entity	40,957
Profit (loss) of combined entity	155
Proceeds from contributions by owners	348
Gross loan commitments	600	€ 600				£ 600
Non-controlling interests	€ (1,045)	(1,045)	€ 1,208
Gain recognised directly in retained earnings		€ 603
Transaction costs charged to other income			30
Cash received form other transaction with non controlling subsidiaries			100	€ 8
Skaylink GmbH [Member]
Disclosure of Acquisition for Subsidiary [Line Items]
Cash transferred					€ 175
Goodwill recognised as of acquisition date					107
Financial assets recognised as of acquisition date					110
Financial liabilities recognised as of acquisition date					€ 42
Vodafone UK Trading Holdings Limited [Member]
Disclosure of Acquisition for Subsidiary [Line Items]
Percentage of consideration paid in subsidiary	49.00%
Proportion of ownership interest in subsidiary	51.00%
Accenture Holdings B V [Member]
Disclosure of Acquisition for Subsidiary [Line Items]
Cash received form other transaction with non controlling subsidiaries			€ 125	€ 25